Merger (Tables)	6 Months Ended
Jun. 30, 2024
Merger [Abstract]
Schedule of reconciles the elements of the merger to the condensed consolidated statement of cash flows and the consolidated statement of changes in equity

The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows and the consolidated statement of changes in equity. Upon the Closing of the Merger, the Company assumed liabilities of $8,159 from AAC, which was comprised of $223 of accounts payable, $1,987 of accrued expenses and other current liabilities, $2,619 of note payable – related party, and $3,330 of deferred legal fees.

March 28, 2024
Cash - AAC Trust (net of redemptions)	$20,283
Less: AAC costs paid at Closing	(7,317)
Less: Notes payable - related party paid at Closing	(330)
Net proceeds from the Merger	12,636
Less: Liabilities obtained from AAC	(8,159)
Merger consideration	$4,477

Schedule of the number of shares of company common stock outstanding in the account of merger

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was as follows:

Share Ownership
Legacy Zapata equityholders	17,696,425
AAC public shareholders	1,846,206
AAC Sponsor shares	5,750,000
Senior Secured Note holders	3,257,876
Additional Shares issued pursuant to the Forward Purchase Agreement	500,000
Capital markets advisors	42,372
Total shares of common stock immediately after the Merger	29,092,879